AXA PREMIER VIP TRUST

AXA ALLOCATION PORTFOLIOS

SUPPLEMENT DATED DECEMBER 2, 2005 TO THE PROSPECTUS

DATED MAY 1, 2005, AS REVISED DECEMBER 1, 2005

This Supplement updates the above-referenced Prospectus, as supplemented, of the AXA Allocation Portfolios of the AXA Premier VIP Trust (the “Trust”). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, NY 10104. You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with updated information regarding the Sub-adviser to Certain Underlying Portfolios of the Trust in which the Trust’s Portfolios may invest.

The information provided below supercedes and replaces information regarding EQ/Intermediate Term Bond Portfolio, EQ/Long Term Bond Portfolio, EQ/Short Duration Bond Portfolio and EQ/Government Securities Portfolio which is provided on Pages 21 and 22 in the Section of the Prospectus “Information Regarding the Underlying Portfolios.”

Investment Grade Bond
Portfolio and Sub-Advisers	Investment Objective	Principal	Principal Investment Risks

EQ/Government Securities Portfolio Sub-Adviser: Mercury Advisors	Seeks to maximize income and capital appreciation through investment in the highest credit quality debt obligations.

Under normal market

conditions, the Portfolio

invests at least 80% of its net

assets, plus borrowings for

investment purposes, in

bonds, notes and other

obligations either issued or

guaranteed by the U.S.

Government, its agencies or

instrumentalities as well as

mortgage-backed securities.

• Interest Rate Risk • Mortgage-Backed Securities Risk

EQ/Intermediate Term Bond Portfolio Sub-adviser: Mercury Advisors	Seeks to maximize income and capital appreciation through investment in intermediate-maturity debt obligations.

Under normal circumstances,

the Portfolio invests at least

80% of its net assets, plus

borrowings for investment

purposes in investment-grade

fixed income securities issued

by a diverse mix of

corporations, the U.S.

Government and its agencies

or instrumentalities, as well as

mortgage-backed and asset-

backed securities.

• Credit Risk • Interest Rate Risk • Investment Grade Securities Risk • Mortgage-Backed and Asset-Backed Securities Risk • Portfolio Turnover Risk

EQ/Long Term Bond Portfolio Sub-Adviser: Mercury Advisors	Seeks to maximize income and capital appreciation through investment in long- maturity debt obligations.

Under normal circumstances,

the Portfolio invests at least

80% of its net assets, plus

borrowings for investment

purposes, in investment-

grade fixed-income securities

issued by a diverse mix of

corporations, the U.S.

Government and its agencies

or instrumentalities, as well as

mortgage-backed and asset-

backed securities.

• Credit Risk • Interest Rate Risk • Investment Grade Securities Risk • Mortgage-Backed and Asset-Backed Securities Risk

EQ/Short Duration Bond Portfolio Sub-adviser: Mercury Advisors	Seeks current income with reduced volatility of principal.

Under normal circumstances,

the Portfolio intends to invest

at least 80% of its net assets,

plus borrowings for

investment purposes, in

bonds and other debt

securities. These securities

include U.S. Government

bonds and notes, corporate

bonds, municipal bonds,

convertible securities,

preferred stocks, asset-

backed securities and

mortgage-related securities.

• Credit Risk • Derivatives Risk • Foreign Securities Risk • Interest Rate Risk • Investment Grade Securities Risk • Securities Lending Risk